                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter End: June 30, 2009

        If amended report check here:     [  ]

        This Amendment (check only one):  [  ] is a restatement
                                          [  ] adds new holding entries

                         P&S Capital Management, L.P.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

           590 Madison Avenue, 28th Floor  New York  New York  10022
           ----------------------------------------------------------
           Business Address (Street)        (City)   (State)   (Zip)

13F File Number:     28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Greg Pearson  Chief Financial Officer  (212) 319-8220
             ------------------------------------------------------
             (Name)          (Title)                   (Phone)

Signature, Place and Date of Signing:

/s/ Greg Pearson
-------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
8/14/2009

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.

Report Type:

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[X]13F HOLDINGS REPORT.
[  ]13F NOTICE.
[  ]13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:              2
        Form 13F Information Table Entry Total:        30
        Form 13F Information Table Value Total:  $120,620  (thousands)

List of Other Included Managers:

            No. Form 13F File Number:  Name:
            --- ---------------------  -----
            1.  28-13086               P&S Capital Management, LLC
            2.  28-06197               P&S Capital Partners, LLC

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                         P&S CAPITAL MANAGEMENT, L.P.

                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 6/30/2009

           ITEM 1             ITEM 2          ITEM 3     ITEM 4        ITEM 5       ITEM 6   ITEM 7         ITEM 8
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS      SOLE SHARED NONE
ADVANCED MICRO DEVICES INC    COM             007903107    3,870 1,000,000     PUT  DEFINED        1 1,000,000
AMR CORP                      COM             001765106    1,206   300,000 SH       DEFINED        1   300,000
AMR CORP                      COM             001765106    1,608   400,000     CALL DEFINED        1   400,000
BELO CORP                     COM SER A       080555105    1,253   700,000 SH       DEFINED        1   700,000
CBS CORP NEW                  CL B            124857202    6,920 1,000,000     CALL DEFINED        1 1,000,000
CITIGROUP INC                 COM             172967101   14,850 5,000,000     PUT  DEFINED        1 5,000,000
DONNELLEY R R & SONS CO       COM             257867101    2,324   200,000     CALL DEFINED        1   200,000
ENERGY XXI (BERMUDA) LTD      COM SHS         G10082108      620 1,200,000 SH       DEFINED        1 1,200,000
FAIRPOINT COMMUNICATIONS INC  COM             305560104      300   500,000 SH       DEFINED        1   500,000
FORD MTR CO DEL               COM PAR $0.01   345370860   10,319 1,700,000     PUT  DEFINED        1 1,700,000
FOREST OIL CORP               COM PAR $0.01   346091705    1,492   100,000 SH       DEFINED        1   100,000
LINCOLN NATL CORP IND         COM             534187109    1,721   100,000     PUT  DEFINED        1   100,000
LOUISIANA PAC CORP            COM             546347105      684   200,000 SH       DEFINED        1   200,000
MAGUIRE PPTYS INC             COM             559775101      126   148,000 SH       DEFINED        1   148,000
MOSAIC CO                     COM             61945A107   17,277   390,000     CALL DEFINED        1   390,000
MOTOROLA INC                  COM             620076109    4,973   750,000     CALL DEFINED        1   750,000
PFIZER INC                    COM             717081103    5,903   393,500     PUT  DEFINED        1   393,500
SANDRIDGE ENERGY INC          COM             80007P307      852   100,000 SH       DEFINED        1   100,000
SANDRIDGE ENERGY INC          COM             80007P307    2,556   300,000     CALL DEFINED        1   300,000
SINCLAIR BROADCAST GROUP INC  CL A            829226109      776   400,000 SH       DEFINED        1   400,000
STANDARD PAC CORP NEW         COM             85375C101    2,132 1,050,000 SH       DEFINED        1 1,050,000
TECK RESOURCES LTD            CL B            878742204    3,985   250,000     CALL DEFINED        1   250,000
TEMPLE INLAND INC             COM             879868107    1,968   150,000     CALL DEFINED        1   150,000
TEXTRON INC                   COM             883203101    1,932   200,000 SH       DEFINED        1   200,000
VALERO ENERGY CORP NEW        COM             91913Y100    5,067   300,000     CALL DEFINED        1   300,000
VIRGIN MEDIA INC              COM             92769L101      935   100,000     PUT  DEFINED        1   100,000
WENDYS ARBYS GROUP INC        COM             950587105      800   200,000 SH       DEFINED        1   200,000
WIND RIVER SYSTEMS INC        COM             973149107    2,006   175,000     CALL DEFINED        1   175,000
WIND RIVER SYSTEMS INC        COM             973149107    4,011   350,000 SH       DEFINED        1   350,000
WYETH                         COM             983024100   18,156   400,000 SH       DEFINED        1   400,000